EXHIBIT 99.1

Santander Drive Auto Receivables Trust 2010-3

Class A-1 0.35665% Asset Backed Notes

Class A-2 0.93% Asset Backed Notes

Class A-3 1.20% Asset Backed Notes

Class B 2.05% Asset Backed Notes

Class C 3.06% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2010-3, as Issuer, Santander Consumer USA, Inc., as Servicer, Santander Drive Auto Receivables LLC, as Seller, and U.S. Bank, N.A., as Indenture Trustee, dated as of November 24, 2010. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	09/01/2012
Collection Period Ending:	09/30/2012
Prev. Distribution/Close Date:	09/17/2012
Distribution Date:	10/15/2012
Days of Interest for Period:	28
Days in Collection Period:	30
Months Seasoned:	23

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	102,545	10/31/2010	11/24/2010	1,142,876,696.25
Total	102,545			1,142,876,696.25

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance								{1}	468,420,026.35

Monthly principal amounts
{2} Scheduled payments							{2}	7,902,858.71
{3} Prepayments received (partial and full)							{3}	6,170,593.06
{4} Repurchased Receivables							{4}	141,386.14
{5} Defaulted Receivables							{5}	5,950,655.67
{6} Cram Down Losses							{6}	(4,588.16)
{7} Other Receivables adjustments							{7}	—

{8} Total Principal distributable amount								{8}	20,160,905.42

{9} End of period aggregate Principal Balance								{9}	448,259,120.93

{10} Pool Factor ({9}/ Original Pool Balance)								{10}	0.392220

II. NOTE BALANCE CALCULATION

				Class A-1	Class A-2	Class A-3	Class B	Class C	Total
{11} Original Note Balance			{11}	334,700,000.00	209,200,000.00	96,100,000.00	94,300,000.00	165,700,000.00	900,000,000.00

{12} Beginning of period Note Balance			{12}	—	—	47,986,167.33	94,300,000.00	165,700,000.00	307,986,167.33
{13} First Allocation of Principal			{13}	—	—	—	—	—	—
{14} Second Allocation of Principal			{14}	—	—	—	—	—	—
{15} Third Allocation of Principal			{15}	—	—	—	—	—	—
{16} Regular Allocation of Principal			{16}	—	—	13,255,795.32	—	—	13,255,795.32
{17} Optional Purchase payment amount			{17}	—	—	—	—	—	—
{18} End of period Note Balance			{18}	—	—	34,730,372.01	94,300,000.00	165,700,000.00	294,730,372.01
{19} Note Pool Factors			{19}	—	—	0.361398	1.000000	1.000000	0.327478
{20} Principal payment per $1,000			{20}	—	—	137.94	—	—	14.73

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{21} Scheduled principal payments received							{21}	7,902,858.71
{22} Partial and full prepayments received							{22}	6,170,593.06
{23} Liquidation Proceeds							{23}	2,505,269.66
{24} Repurchased Receivables (principal and interest)							{24}	217,598.95
{25} Interest collected on Receivables							{25}	6,257,349.11
{26} Other amounts received							{26}	266,801.55
{27} Reserve Account Excess Amount							{27}	—
{28} Reserve Account Draw Amount							{28}	—

{29} Total Available Funds								{29}	23,320,471.04

Distributions
{30} Indenture Trustee Fee							{30}	—
{31} Owner Trustee Fee							{31}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{32}	1,171,050.07	—	—	1,171,050.07			{32}	1,171,050.07

	Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{33}	Class A-1	—	0.35665%	28	Actual/360	—	{33}	—
{34}	Class A-2	—	0.93%	30	30/360	—	{34}	—
{35}	Class A-3	47,986,167.33	1.20%	30	30/360	47,986.17	{35}	47,986.17

	Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{36}	Class A-1	—	—	—			{36}	—
{37}	Class A-2	—	—	—			{37}	—
{38}	Class A-3	—	—	—			{38}	—

{39}	First Allocation of Principal						{39}	—

	Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{40}	Class B	94,300,000.00	2.05%	30	30/360	161,095.83	{33}	161,095.83

	Class B Accrued Note Interest
	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{41}	Class B	—	—	—			{41}	—

{42}	Second Allocation of Principal						{42}	—

	Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{43}	Class C	165,700,000.00	3.06%	30	30/360	422,535.00	{33}	422,535.00

	Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{44}	Class C	—	—	—			{44}	—

{45}	Third Allocation of Principal						{45}	—
{46}	Reserve Account deposit						{46}	—
{47}	Regular Allocation of Principal						{47}	13,255,795.32
{48}	Other amounts due to Trustees						{48}	—
{49}	Distribution to Residual Interestholder						{49}	8,262,008.65

{50}	Total Distribution Amount							{50}	23,320,471.04

IV. RECONCILIATION OF RESERVE ACCOUNT

{51}	Beginning of period Reserve Account balance						{51}	22,857,533.93
{52}	Deposit to Reserve Account						{52}	—
{53}	Release from Reserve Account						{53}	—

{54}	End of period Reserve Account balance							{54}	22,857,533.93

{55}	Specified Reserve Account Balance (2.00% of the Pool Balance as of the Cut-Off Date)							{55}	22,857,533.93
{56}	Change in Reserve Account balance from prior period							{56}	—

V. OVERCOLLATERALIZATION

	Targeted Overcollateralization (greater of)
{57}	(i) 34.25% of the Principal Balance of the Receivables at the end of the Collection Period and							{57}	153,528,748.92
{58}	(ii) 3.40% of the Principal Balance of the Receivables as of the Cut-off Date							{58}	38,857,807.67

{59}	Cumulative Net Loss Trigger							{59}	No
{60}	Targeted Overcollateralization Amount in the event of a Cumulative Net Loss Trigger							{60}	198,354,661.01

{61}	End of period Principal Balance of the Receivables						{61}	448,259,120.93
{62}	End of period Note Balance						{62}	294,730,372.01
{63}	Overcollateralization amount at the end of the Collection Period							{63}	153,528,748.92
{64}	Overcollateralization % at the end of the Collection Period							{64}	34.25%

VI. STATISTICAL DATA
							Original	Previous	Current
{65}	Principal Balance of the Receivables					{65}	1,142,876,696.25	468,420,026.35	448,259,120.93
{66}	Weighted average coupon of the Receivables					{66}	17.00%	17.34%	17.35%
{67}	Weighted average original term of the Receivables					{67}	68.84	69.14	69.16
{68}	Weighted average remaining term of the Receivables					{68}	50.82	42.71	42.16
{69}	Number of Receivables					{69}	102,545	41,975	40,056

VII. DELINQUENCY

							Units	Dollars	Percentage
	Receivables with Scheduled Payment Delinquent
{70}	31-60 days					{70}	5,173	53,003,363.77	11.82%
{71}	61-90 days					{71}	2,222	19,873,131.52	4.43%
{72}	over 90 days					{72}	1,047	8,501,267.14	1.90%
{73}	Total					{73}	8,442	81,377,762.43	18.15%

VIII. REPOSSESSION INVENTORY

		Units	Dollars
{74} Beginning of period Repossessed Inventory	{74}	417	5,088,879.45
{75} Vehicles Repossessed in current period	{75}	555	6,167,360.94
{76} Repossessed vehicles sold in current period	{76}	343	4,200,426.00
{77} Repossessed vehicles reinstated in current period	{77}	157	1,387,628.69
{78} Repossessed vehicle adjustment in current period	{78}	—	4,631.34
{79} End of period Repossessed Inventory	{79}	472	5,663,554.36

IX. CUMULATIVE NET LOSS RATIO

{80} Receivables becoming Defaulted Receivables during period			{80}	5,950,655.67
{81} Cram Down Losses occurring during period			{81}	(4,588.16)
{82} Liquidation Proceeds collected during period			{82}	2,505,269.66
{83} Net losses during period			{83}	3,440,797.85

{84} Net losses since Cut-off Date (end of period)			{84}	66,346,034.45
{85} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)			{85}	5.81%

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2010-3 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from September 1, 2012 to September 30, 2012. Please refer to the Form ABS-15G filed by the Securitizer on February 14, 2012 for additional information. The CIK bumber of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA, Inc., as Servicer

By:	/s/ Mark McCastlain
Name:	Mark McCastlain
Title:	Vice President
Date:	October 7, 2012